November 27, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:  Ms. Patsy Mengiste
       Document Control - EDGAR

Re:    AXP Managed Series, Inc.
       AXP Managed Allocation Fund
       File No. 2-93801/811-4133

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP MANAGED SERIES, INC.



/s/ Lesle L. Ogg
----------------
    Leslie L. Ogg
    Vice President, General Counsel and Secretary

LLO/NL/ll